Operating Leases (Details) - Schedule of supplemental cash flow information related to leases - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Supplemental Cash Flow Information Related to Leases [Abstract]
Operating cash flow from operating leases	$ 42,484	$ 10,075	$ 9,420
Weighted-average remaining lease term	4 years	14 years 2 months 12 days	5 years 11 months 19 days
Weighted-average discount rate	3.50%	3.75%	5.39%